Statutory reserves (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Statutory Reserves [Line Items]
Statutory surplus reserve	$ 2,285,576	$ 2,043,158
Statutory surplus reserve, 50% of registered capital	9,950,483
Statutory surplus reserve, Future contributions required	7,667,217
Mine reproduction reserve	1,404,365	1,360,635
Mine reproduction reserve, 50% of registered capital
Mine reproduction reserve, Future contributions required
Total statutory reserve	3,689,941	3,403,793
Statutory Reserve Of Registered Capital	9,950,483
Statutory Reserve Of Future Contributions Required	7,667,217
Hongli
Statutory Reserves [Line Items]
Statutory surplus reserve	2,067,215	1,824,797
Statutory surplus reserve, 50% of registered capital	2,064,905
Statutory surplus reserve, Future contributions required
Baofeng Hongguang Power Co. Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,514,590
Statutory surplus reserve, Future contributions required	1,514,590
Baofeng Hongchang Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve	218,361	218,361
Statutory surplus reserve, 50% of registered capital	218,361
Statutory surplus reserve, Future contributions required
Baofeng Shuangrui Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	310,105
Statutory surplus reserve, Future contributions required	310,105
Baofeng Xingsheng Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	279,682
Statutory surplus reserve, Future contributions required	279,682
Baofeng Shunli Coal Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	230,850
Statutory surplus reserve, Future contributions required	230,850
Baofeng Hongrun Coal Chemical Co.Ltd
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	2,310,000
Statutory surplus reserve, Future contributions required	2,310,000
Hongyuan
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,500,000
Statutory surplus reserve, Future contributions required	1,500,000
Zhonghong Energy Investment Company
Statutory Reserves [Line Items]
Statutory surplus reserve
Statutory surplus reserve, 50% of registered capital	1,521,990
Statutory surplus reserve, Future contributions required	$ 1,521,990